Pay vs Performance Disclosure - USD ($)	3 Months Ended	5 Months Ended	12 Months Ended			17 Months Ended
	Mar. 25, 2024	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 11, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO Akshay Naheta ($)(1)	Compensation Actually Paid to PEO Akshay Naheta ($)(2)	Summary Compensation Table Total for PEO Andrew Main ($)(1)	Compensation Actually Paid to PEO Andrew Main ($)(2)	Summary Compensation Table Total for PEO Gavin Michael ($)(1)	Compensation Actually Paid to PEO Gavin Michael ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)(5)	Net Loss (million) ($)(6)
2025	35,217,068	20,837,384	6,160,265	3,937,168	—	—	4,866,176	2,993,782	44	132.2
2024	—	—	7,341,350	12,908,963	3,852,381	(5,021,846)	1,123,841	1,332,676	83	103.4
2023	—	—	—	—	1,476,142	10,516,473	938,923	1,912,409	187	225.8

Named Executive Officers, Footnote
Mr. Michael was our PEO for the 2023 and 2024 fiscal years until his resignation effective March 25, 2024. Mr. Main was appointed as our PEO effective March 25, 2024 and served as such until his resignation, effective August 11, 2025. Mr. Naheta was appointed as our co-PEO effective on March 21, 2025 and as sole PEO effective on August 11, 2025. This column represents the amount of total compensation reported for our PEO for each corresponding year (a “Subject Year”) in the “Total” column of the Summary Compensation Table (“total compensation”). Please refer to the Summary Compensation Table in this proxy statement and/or the Summary Compensation Table in the proxy statement for fiscal 2024 and fiscal 2023.
			For fiscal 2025, our Non-PEO NEOs were: Karen Alexander, Chief Financial Officer and Marc D’Annunzio, General Counsel and Secretary. For fiscal 2024, our Non-PEO NEOs were: Karen Alexander, Chief Financial Officer and Nicholas Baes, Chief Operating Officer. For fiscal 2023, our Non-PEO NEOs were: Karen Alexander, Chief Financial Officer, and Marc D’Annunzio, General Counsel and Secretary. This column represents the average of the amounts of total compensation reported for each Non-PEO NEO as a group for each Subject Year in the “Total” column of the Summary Compensation Table (“total compensation”). Please refer to the Summary Compensation Table in this proxy statement and/or the Summary Compensation Table in the proxy statement for fiscal 2024 and 2023.
Adjustment To PEO Compensation, Footnote
This column represents the amount of “compensation actually paid” to our PEO as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the amounts disclosed for compensation actually paid reflect the adjustments listed in the table below made to the total compensation amounts reported in the Summary Compensation Table for our PEO by subtracting the value of equity awards reported in the Summary Compensation Table for the applicable Subject Year and adding (or subtracting, as applicable) the following for the applicable Subject Year: (i) the year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year.
The amounts added or subtracted to determine the adjusted amount for Akshay Naheta:

Year	Less: Value of Equity Awards Reported in the Summary Compensation Table	Plus: Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Applicable Subject Year	Plus: Vesting Date Fair Value of Equity Awards Granted and Vested During the Applicable Subject Year	Plus/ (Less): Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End Granted in Prior Years	Plus/ (Less): Change in Value of Equity Awards Granted in Prior Years and Vested During the Applicable Subject Year	Less: Fair Value at the End of the Prior Year of Equity Awards Forfeited During the Applicable Subject Year	Plus: Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Applicable Subject Year	Total Adjusted Equity Value
2025	$42,199,224	$12,839,793	$12,979,674	$—	$—	$—	$—	$(14,379,684)
2024	$—	$—	$—	$—	$—	$—	$—	$—
2023	$—	$—	$—	$—	$—	$—	$—	$—

The amounts added or subtracted to determine the adjusted amount for Andrew Main:

Year	Less: Value of Equity Awards Reported in the Summary Compensation Table	Plus: Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Applicable Subject Year	Plus: Vesting Date Fair Value of Equity Awards Granted and Vested During the Applicable Subject Year	Plus/ (Less): Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End Granted in Prior Years	Plus/ (Less): Change in Value of Equity Awards Granted in Prior Years and Vested During the Applicable Subject Year	Less: Fair Value at the End of the Prior Year of Equity Awards Forfeited During the Applicable Subject Year	Plus: Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Applicable Subject Year	Total Adjusted Equity Value
2025	$694,023	$—	$657,910	$—	$(952,584)	$2,203,118	$—	$(3,191,815)
2024	$6,709,357	$12,451,607	$—	$—	$(174,637)	$—	$—	$5,567,613
2023	$—	$—	$—	$—	$—	$—	$—	$—

The amounts added or subtracted to determine the adjusted amount for Gavin Michael:

Year	Less: Value of Equity Awards Reported in the Summary Compensation Table	Plus: Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Applicable Subject Year	Plus: Vesting Date Fair Value of Equity Awards Granted and Vested During the Applicable Subject Year	Plus/ (Less): Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End Granted in Prior Years	Plus/ (Less): Change in Value of Equity Awards Granted in Prior Years and Vested During the Applicable Subject Year	Less: Fair Value at the End of the Prior Year of Equity Awards Forfeited During the Applicable Subject Year	Plus: Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Applicable Subject Year	Total Adjusted Equity Value
2025	$—	$—	$—	$—	$—	$—	$—	$—
2024	$2,415,051	$2,891,774	$749,237	$—	$(6,904,151)	$3,196,036	$—	$(8,874,227)
2023	$698,035	$9,214,750	$—	$4,297,462	$(3,531,235)	$242,611	$—	$9,040,331

Non-PEO NEO Average Total Compensation Amount			$ 4,866,176	$ 1,123,841	$ 938,923
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,993,782	1,332,676	1,912,409
Adjustment to Non-PEO NEO Compensation Footnote
The amounts added or subtracted to determine the adjusted amount for our Non-PEO NEOs:

Year	Less: Value of Equity Awards Reported in the Summary Compensation Table	Plus: Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Applicable Subject Year	Plus: Vesting Date Fair Value of Equity Awards Granted and Vested During the Applicable Subject Year	Plus/ (Less): Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End Granted in Prior Years	Plus/ (Less): Change in Value of Equity Awards Granted in Prior Years and Vested During the Applicable Subject Year	Less: Fair Value at the End of the Prior Year of Equity Awards Forfeited During the Applicable Subject Year	Plus: Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Applicable Subject Year	Total Adjusted Equity Value
2025	$1,998,666	$853,383	$11,691	$(235,945)	$(312,550)	$190,308	$—	$(1,872,394)
2024	$558,824	$1,245,758	$—	$(213,994)	$(231,491)	$32,614	$—	$208,835
2023	$352,129	$1,163,168	$—	$542,464	$(360,813)	$19,204	$—	$973,486
			This column represents the average of the amounts of “compensation actually paid” to our Non-PEO NEOs as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the amounts disclosed for compensation actually paid reflect the adjustments listed in the table above, using the same adjustment methodology described above in Note 2.
Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship between Compensation Actually Paid and Cumulative Company Total Shareholder Return

The compensation actually paid to our PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, for Akshay Naheta was $20.8 million, $0, and $0 for fiscal 2025, fiscal 2024, and fiscal 2023, respectively, for Andrew Main was $3.9 million, $12.9 million, and $0 for fiscal 2025, fiscal 2024 and fiscal 2023, respectively, and for Gavin Michael was $0, $(5.0) million, and $10.5 million for fiscal 2025, fiscal 2024 and fiscal 2023, respectively. The average of the amounts of compensation actually paid to our Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K, was $3.0 million, $1.3 million, and $1.9 million for fiscal 2025, fiscal 2024, and fiscal 2023, respectively. The cumulative total shareholder return of the Company, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $44.22, $83.23, $187.32 for fiscal 2025, fiscal 2024, and fiscal 2023, respectively. Please see Note 5 above for additional information related to the computation of cumulative Company total shareholder return.

Compensation Actually Paid vs. Net Income
Description of Relationship between Compensation Actually Paid and Company Net Income (Loss)

The compensation actually paid to our PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, for Akshay Naheta was $20.8 million, $0, and $0 for fiscal 2025, fiscal 2024, and fiscal 2023, respectively, for Andrew Main was $3.9 million, $12.9 million and $0 for fiscal 2025, fiscal 2024, and fiscal 2023, respectively, and for Gavin Michael was $0, $(5.0) million, and $10.5 million for fiscal 2025, fiscal 2024, fiscal and fiscal 2023, respectively. The average of the amounts of compensation actually paid to the Non-PEO
NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K, was $3.0 million, $1.3 million, and $1.9 million for fiscal 2025, fiscal 2024, and fiscal 2023, respectively. The Company’s net loss, as computed in accordance with Item 402(v) of Regulation S-K and reflected in the Company’s audited financial statements for the applicable year, was $132.2 million, $103.4 million and $225.8 million for fiscal 2025, fiscal 2024, and fiscal 2023, respectively.

Total Shareholder Return Amount			$ 44	83	187
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ 132,200,000	103,400,000	$ 225,800,000
PEO Name	Mr. Michael	Mr. Naheta			Mr. Michael	Mr. Main
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information regarding the “compensation actually paid” (as defined in Item 402(v) of Regulation S-K) to the Principal Executive Officer or “PEO” and to the Non-PEO NEOs (on an average basis) for 2025, 2024 and 2023. The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals.
			Calculated based upon the closing price of a share of Common Stock on the last day of fiscal 2023, fiscal 2024, and fiscal 2025, which prices were $55.75, $24.77, and $10.04, respectively.The dollar amounts reported represent the amount of net loss reflected in our audited consolidated financial statements included in the Annual Report for the applicable year.
Naheta [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 35,217,068
PEO Actually Paid Compensation Amount			20,837,384
Main [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			6,160,265	7,341,350
PEO Actually Paid Compensation Amount			3,937,168	12,908,963
Michael [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				3,852,381	$ 1,476,142
PEO Actually Paid Compensation Amount				(5,021,846)	10,516,473
PEO | Naheta [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(14,379,684)	0	0
PEO | Naheta [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(42,199,224)	0	0
PEO | Naheta [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,839,793	0	0
PEO | Naheta [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Naheta [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,979,674	0	0
PEO | Naheta [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Naheta [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Naheta [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Main [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,191,815)	5,567,613	0
PEO | Main [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(694,023)	(6,709,357)	0
PEO | Main [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	12,451,607	0
PEO | Main [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Main [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			657,910	0	0
PEO | Main [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(952,584)	(174,637)	0
PEO | Main [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,203,118)	0	0
PEO | Main [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Michael [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(8,874,227)	9,040,331
PEO | Michael [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(2,415,051)	(698,035)
PEO | Michael [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	2,891,774	9,214,750
PEO | Michael [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	4,297,462
PEO | Michael [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	749,237	0
PEO | Michael [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(6,904,151)	(3,531,235)
PEO | Michael [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(3,196,036)	(242,611)
PEO | Michael [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,872,394)	208,835	973,486
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,998,666)	(558,824)	(352,129)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			853,383	1,245,758	1,163,168
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(235,945)	(213,994)	542,464
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,691	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(312,550)	(231,491)	(360,813)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(190,308)	(32,614)	(19,204)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0